Seller	Loan ID	Borrower Last Name	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Resolved/Cured Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXXXX	202602100	XXXXXX			Closed	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Credit	Borrower	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Resolved-Received credit supplement verifying primary residence mortgage payment to include 4/25. Condition cleared. - Due Diligence Vendor-08/14/2025 Ready for Review-Document Uploaded. - Buyer-08/13/2025 Open-Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. Lender guidelines require a recent 12 month pay history for Primary Residence. Despite this requirement, evidence of mortgage payment for 4/25 is missing in loan file. - Due Diligence Vendor-07/30/2025		Resolved-Received credit supplement verifying primary residence mortgage payment to include 4/25. Condition cleared. - Due Diligence Vendor-08/14/2025	supp.pdf			XX	Investment	Purchase	NA	4990682	N/A	N/A
XXXXXX	202602100	XXXXXX			Closed	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Credit	Missing Doc	The Note is Missing	Resolved-Received Note. Condition cleared. - Due Diligence Vendor-08/12/2025 Ready for Review-Document Uploaded. - Buyer-08/11/2025 Open-The Note is Missing - Due Diligence Vendor-07/30/2025		Resolved-Received Note. Condition cleared. - Due Diligence Vendor-08/12/2025	XXXXXX-XXXXXXXXXXX-Note.pdf			XX	Investment	Purchase	NA	4990248	N/A	N/A
XXXXXX	202602101	XXXXXX			Closed	XX/XX/XXXX	XX/XX/XXXX		Waived	2 - Non-Material	Credit	Eligibility	Debt Service Coverage Ratio below guideline minimum
Waived-A policy exception was issued post-closing. Lender exception was provided with appropriate compensating factors. Finding is non-material, and loan will be graded a B.  - Due Diligence Vendor-08/22/2025

Ready for Review-Document Uploaded.  - Seller-08/22/2025

Counter-Received Lender Exception however it did not identify the subject loan by borrower name, subject property or loan number.  Please provide updated exception to indicate it is for the subject loan.  Condition remains.   - Due Diligence Vendor-08/22/2025

Ready for Review-Document Uploaded.  - Seller-08/22/2025

Counter-Received Lender Exception however it did not identify the subject loan by borrower name, subject property or loan number.  Please provide updated exception to indicate it is for the subject loan.  Condition remains.   - Due Diligence Vendor-08/22/2025

Ready for Review-Document Uploaded.  - Buyer-08/21/2025

Counter-Unable to open document uploads from 8/20/2025.   - Due Diligence Vendor-08/21/2025

Ready for Review-Document Uploaded.  - Seller-08/20/2025

Counter-Experienced Investors with a DSCR between .8 and .99. are eligible for the DSCR < 1 pricing adjustment.  The guidelines require a minimum DSCR of 1 for First Time Investors and the DSCR<1 pricing adjustment does not satisfy the guideline requirement.  Please provide evidence the borrower is an Experienced Investor or an approved Exception for First Time Investor with DSCR <1 with Compensating Factors.   - Due Diligence Vendor-08/15/2025

Ready for Review-Document Uploaded. The guidelines pricing allows < 1.00 if the pricing is adjusted according.   The next PDF is the lock confirmation showing they priced loan < 1.00. - Seller-08/14/2025

Open-Audited DSCR of 0.901 is below guideline minimum of 1 Debt Service Coverage Ratio of 0.901 is below guideline minimum of 1 required for first time investors. - Due Diligence Vendor-07/30/2025
															Ready for Review-Document Uploaded. - Seller-08/22/2025 Ready for Review-Document Uploaded. - Seller-08/22/2025 Ready for Review-Document Uploaded. - Seller-08/20/2025 Ready for Review-Document Uploaded. The guidelines pricing allows < 1.00 if the pricing is adjusted according. The next PDF is the lock confirmation showing they priced loan < 1.00. - Seller-08/14/2025	Waived-A policy exception was issued post-closing. Lender exception was provided with appropriate compensating factors. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-08/22/2025	Lock form 6_27_2025 11_02_17 AM.pdf DSCR - BELOW 1.00.pdf BusinessDetails.pdf COMPANY INFO.docx XXXXX - XXXXX - Initial Submission - OK to Proceed.pdf XXXXX-Proceed.pdf COMPANY INFO.pdf Business details.pdf COMPANY INFO With borrower information.pdf XXXXX - XXXXX - Initial Submission - OK to Proceed (003).pdf		69% LTV 810 FICO	XX	Investment	Purchase	NA	4994523	Originator Post-Close	No
XXXXXX	202602102	XXXXXX			Closed	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Credit	Missing Doc	Required Documentation is Missing
Resolved-After further review of the guidelines, since no balance sheet was provided, the cash flow analysis of the 12 months business bank statement and underwriter memo regarding ATR is accepted.  Condition cleared.
 - Due Diligence Vendor-08/15/2025

Ready for Review-Document Uploaded.  - Buyer-08/14/2025

Counter-Lender provided an Income Analyzer Worksheet.  Please provide a cash flow analysis of business assets & liabilities to be completed by the Seller to determine if the withdraw of funds from the business is acceptable.  Condition remains.   - Due Diligence Vendor-08/13/2025

Ready for Review- - Due Diligence Vendor-08/13/2025

Ready for Review-Document Uploaded.  - Buyer-08/12/2025

Open-Missing business cash flow analysis. The use of business assets letter in file is from the borrower.  Per the lender guidelines the use of business assets without a CPA/Tax preparer letter require a cash flow analysis of business assets & liabilities to be completed by the Seller to determine if the withdraw of funds from the business is acceptable.
 - Due Diligence Vendor-08/04/2025
																Resolved-After further review of the guidelines, since no balance sheet was provided, the cash flow analysis of the 12 months business bank statement and underwriter memo regarding ATR is accepted. Condition cleared. - Due Diligence Vendor-08/15/2025	UW Worksheet.pdf Analyzer-with LOX.pdf			XX	Primary Residence	Purchase	NA	5047130	N/A	N/A
XXXXXX	202602102	XXXXXX			Closed	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Missing Doc	RESPA: Toolkit Missing or Incomplete	Resolved-RESPA Toolkit provided. Finding Resolved. - Due Diligence Vendor-08/13/2025 Resolved-RESPA: Toolkit provided. - Due Diligence Vendor-08/13/2025 Ready for Review-Document Uploaded. - Buyer-08/12/2025 Open-RESPA: Toolkit Missing or Incomplete. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-07/30/2025		Resolved-RESPA Toolkit provided. Finding Resolved. - Due Diligence Vendor-08/13/2025 Resolved-RESPA: Toolkit provided. - Due Diligence Vendor-08/13/2025	XXXXXXXXX-Toolkit.pdf			XX	Primary Residence	Purchase	NA	4993243	N/A	N/A